Fresh-Start Reporting Fresh-Start Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Reorganizations [Abstract]
Schedule of Fresh-Start Adjustments
The table below summarizes the Predecessor’s December 30, 2012 Condensed Consolidated Balance Sheet, the reorganization and fresh-start reporting adjustments that were made to that balance sheet as of December 31, 2012, and the resulting Successor’s Condensed Consolidated Balance Sheet as of December 31, 2012.
Condensed Consolidated Balance Sheets at December 30, 2012 and December 31, 2012
(In thousands of dollars)

	Predecessor At December 30, 2012	Reorganization Adjustments		Fresh-Start Adjustments		Successor At December 31, 2012
Assets
Current Assets
Cash and cash equivalents	$2,284,426	$(1,853,852)	(1)	$—		$430,574
Accounts receivable, net	491,164	—		—		491,164
Inventories	22,249	—		(3,901)	(6)	18,348
Broadcast rights	151,576	—		(22,705)	(6)	128,871
Income taxes receivable	65,475	—		—		65,475
Restricted cash and cash equivalents	—	186,823	(1)	—		186,823
Prepaid expenses and other	82,453	83,021	(1)(3)	(4,003)	(6)	161,471
Total current assets	3,097,343	(1,584,008)		(30,609)		1,482,726
Properties
Property, plant and equipment	2,925,355	—		(2,048,186)	(6)	877,169
Accumulated depreciation	(1,930,728)	—		1,930,728	(6)	—
Net properties	994,627	—		(117,458)		877,169
Other Assets
Broadcast rights	80,945	—		(16,700)	(6)	64,245
Goodwill	409,432	—		1,992,594	(6)(7)	2,402,026
Other intangible assets, net	360,479	—		1,187,455	(6)	1,547,934
Restricted cash and cash equivalents	727,468	(727,468)	(1)	—		—
Assets held for sale	8,853	—		1,247	(6)	10,100
Investments	605,420	—		1,618,893	(6)	2,224,313
Other	66,469	11,242	(5)	(12,944)	(6)	64,767
Total other assets	2,259,066	(716,226)		4,770,545		6,313,385
Total assets	$6,351,036	$(2,300,234)		$4,622,478		$8,673,280

Condensed Consolidated Balance Sheets at December 30, 2012 and December 31, 2012 (Continued)
(In thousands of dollars)

	Predecessor At December 30, 2012	Reorganization Adjustments		Fresh-Start Adjustments		Successor At December 31, 2012
Liabilities and Shareholder’s Equity (Deficit)
Current Liabilities
Current portion of term loan	$—	$6,843	(5)	$—		$6,843
Accrued reorganization costs	102,191	24,791	(1)(4)	—		126,982
Employee compensation and benefits	171,012	6,103	(1)(4)	—		177,115
Contracts payable for broadcast rights	109,894	61,595	(4)	(19,272)	(6)	152,217
Income taxes payable	1,605	58,485	(1)(4)	—		60,090
Deferred revenue	76,909	—		(170)	(6)	76,739
Accounts payable, accrued expenses and other current liabilities	141,845	95,392	(1)(4)(5)	(8,842)	(6)	228,395
Total current liabilities	603,456	253,209		(28,284)		828,381
Non-Current Liabilities
Term loan	—	1,082,157	(5)	—		1,082,157
Deferred income taxes	50,635	293,718	(1)(3)	969,399	(6)	1,313,752
Contracts payable for broadcast rights	67,839	21,791	(4)	(7,701)	(6)	81,929
Contract intangibles	—	—		227,017	(6)	227,017
Pension obligations and postretirement and other benefits, net	540,618	9,763	(1)(4)	—		550,381
Other obligations	57,632	9,033	(1)(4)	(13,002)	(6)	53,663
Total non-current liabilities	716,724	1,416,462		1,175,713		3,308,899
Liabilities Subject to Compromise	13,049,204	(13,049,204)	(1)(4)	—		—
Common Shares Held by ESOP, net of Unearned Compensation	36,680	(36,680)	(2)	—		—
Shareholder’s Equity (Deficit)
Common stock and additional paid-in capital	—	—		—		—
Stock purchase warrants	255,000	(255,000)	(2)	—		—
Retained earnings (deficit)	(7,401,904)	4,834,979	(1)(2)	2,566,925	(6)	—
Accumulated other comprehensive income (loss)	(908,124)	—		908,124	(6)	—
Common stock – Reorganized Tribune Company	—	83	(1)	—		83
Additional paid-in capital – Reorganized Tribune Company	—	4,535,917	(1)	—		4,535,917
Total shareholder’s equity (deficit)	(8,055,028)	9,115,979		3,475,049		4,536,000
Total liabilities and shareholder’s equity (deficit)	$6,351,036	$(2,300,234)		$4,622,478		$8,673,280

(1)
Reflects adjustments arising from implementation of the Plan, including the settlement of prepetition liabilities, the transfer of cash to certain restricted accounts for the limited purpose of funding certain claim payments and professional fees, the cancellation of the Company’s existing common stock and stock purchase warrants and distributions of cash and issuance of Common Stock and Warrants to its creditors. The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes a net pretax gain of $4.739 billion ($4.543 billion after taxes), including a $5 million gain ($9 million loss after taxes) recorded in income (loss) from discontinued operations, net of taxes, to reflect these changes in the Predecessor’s capital structure arising from the implementation of the Plan and is comprised of the following adjustments (in thousands):

Liabilities subject to compromise on the Effective Date	$13,049,204
Less: Liabilities assumed and reinstated on the Effective Date	(169,513)
Less: Liabilities for prepetition claims to be settled subsequent to the Effective Date and other adjustments	(50,488)
Liabilities subject to compromise and settled on the Effective Date	12,829,203
Less: Cash distributions on settled claims	(3,515,996)
Less: Issuance of Common Stock and Warrants	(4,536,000)
Gain on settlement of liabilities subject to compromise	4,777,207
Less: Valuation allowance on non-interest bearing loan to the Litigation Trust	(20,000)
Less: Professional advisory fees incurred due to emergence from Chapter 11	(14,136)
Less: Other reorganization adjustments, net	(4,372)
Total reorganization adjustments before taxes	4,738,699
Less: Income taxes on reorganization adjustments	(195,400)
Net reorganization gain after taxes (1)	$4,543,299

(1)	Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.
On the Effective Date, Reorganized Tribune Company assumed and reinstated $170 million of liabilities that were previously classified as liabilities subject to compromise at December 30, 2012 in accordance with the terms of the Plan. Such liabilities included an aggregate of $89 million related to contracts for broadcast rights, income taxes payable of $65 million, and other liabilities of $16 million. Reorganized Tribune Company also reinstated $50 million of prepetition liabilities allowed by the Bankruptcy Court at the expected settlement amount outlined in the Plan that have been or will be settled subsequent to the Effective Date utilizing $187 million in distributable cash that was transferred to certain restricted accounts on the Effective Date (see below).
In the aggregate, Reorganized Tribune Company settled $12.829 billion of liabilities subject to compromise for approximately $3.516 billion of cash, approximately 100 million shares of Common Stock and Warrants with a fair value determined pursuant to the Plan of $4.536 billion and interests in the Litigation Trust. This resulted in a pretax gain on settlement of liabilities subject to compromise of $4.777 billion. The cash distributed included $727 million that was classified as restricted cash and cash equivalents in the Predecessor’s Consolidated Balance Sheet at December 30, 2012 and the proceeds from a term loan (see Note 10). In addition, Reorganized Tribune Company transferred $187 million of cash to restricted accounts for the limited purpose of funding certain future claim payments and professional fees. At December 31, 2015, restricted cash held by Reorganized Tribune Company to satisfy the remaining claim obligations was $18 million.
On the Effective Date, Reorganized Tribune Company made a non-interest bearing loan of $20 million in cash to the Litigation Trust pursuant to the Litigation Trust Loan Agreement. The Litigation Trust is required to repay to Reorganized Tribune Company the principal balance of the loan with the proceeds received by the Litigation Trust from the pursuit of the Litigation Trust Preserved Causes of Action only after the first $90 million in proceeds, if any, are disbursed to certain holders of interests in the Litigation Trust. Given the uncertainty involved in the Litigation Trust’s pursuit of the preserved causes of action transferred to it and the timing and amount of principal payments to be received on the non-interest bearing loan, Reorganized Tribune Company recorded a valuation allowance of $20 million against the principal balance of the loan and included the $20 million charge to establish the valuation allowance as a pretax charge in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.
Reorganization adjustments for December 31, 2012 included a pretax charge of $14 million primarily for professional advisory fees paid to certain of the Predecessor’s professional advisors on the Effective Date. Such fees were contingent upon Reorganized Tribune Company’s successful emergence from Chapter 11.
Income taxes attributable to the reorganization totaled $195 million, of which $14 million is included in income (loss) from discontinued operations, net of taxes, and principally related to Reorganized Tribune Company’s conversion from a subchapter S corporation to a C corporation under the IRC as well as the income tax treatment of the implementation of the Plan on the Effective Date, including the cancellation of certain prepetition liabilities (see Note 14 for additional information).

(2)
As described in Note 3, in connection with the Debtors’ emergence from Chapter 11, on the Effective Date and in accordance with and subject to the terms of the Plan, (i) the ESOP was deemed terminated in accordance with its terms, (ii) the unpaid principal and interest remaining on the promissory note of the ESOP in favor of the Predecessor was forgiven and (iii) all of the Predecessor’s $0.01 par value common stock held by the ESOP was cancelled, including the 56,521,739 shares held by the ESOP and the 8,294,000 of shares held by the ESOP that were committed for release or allocated to employees at December 30, 2012. In addition, the warrants to purchase 43,478,261 shares of the Predecessor’s $0.01 par value common stock held by the Zell Entity and certain other minority interest holders were cancelled. As a result, the $37 million of common shares held by the ESOP, net of unearned compensation and the $255 million of stock purchase warrants reflected in the Predecessor’s Consolidated Balance Sheet as of December 30, 2012 were eliminated as direct adjustments to retained earnings (deficit) and were not included in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. These direct adjustments to retained earnings (deficit) and the net reorganization gain after taxes of $4.552 billion described in (1) above resulted in a total adjustment to retained earnings (deficit) of $4.835 billion.

(3)	Reflects the conversion of Reorganized Tribune Company from a subchapter S corporation to a C corporation under the IRC.

(4)
Reflects the reclassification of certain liabilities from liabilities subject to compromise upon the assumption of certain executory contracts and unexpired leases, including contracts for broadcast rights.

(5)
On the Effective Date, Reorganized Tribune Company entered into a $1.100 billion secured term loan facility, the proceeds of which were used to fund certain required distributions to creditors under the Plan. The secured term loan facility was issued at a discount of 1% of the principal balance totaling $11 million. See the “Exit Financing Facilities” section of Note 10 for further information related to the secured term loan facility.

The following table summarizes the amounts included in the Successor’s Consolidated Balance Sheet as of December 31, 2012 related to the secured term loan facility (in thousands):

Current portion of term loan:
Portion due within one year	$8,250
Less: Current portion of debt discount	(1,407)
Current portion of term loan	$6,843

Non-current portion of term loan:
Issuance of term loan	$1,100,000
Less: Debt discount of 1%	(11,000)
Less: Current portion of term loan	(6,843)
Non-current portion of term loan	$1,082,157
Prior to the Effective Date, the Predecessor incurred transaction costs totaling $4 million in connection with the Exit Financing Facilities (as defined and described in Note 10). These costs were classified in other assets in the Predecessor’s Consolidated Balance Sheet at December 30, 2012. On the Effective Date, Reorganized Tribune Company incurred additional transaction costs totaling $12 million upon the closing of the Exit Financing Facilities. The Company’s combined transaction costs as of the Effective Date, aggregating $16 million, were scheduled to be amortized to interest expense by Reorganized Tribune Company over the expected terms of the Exit Financing Facilities. On December 27, 2013, the Exit Financing Facilities were extinguished in connection with the Local TV Acquisition (see Notes 5 and 10). As a result, unamortized transaction costs totaling $7 million relating to lenders whose portion of the borrowings under the Exit Financing Facilities was deemed extinguished were written off and included in loss on extinguishment of debt in Reorganized Tribune Company’s Consolidated Statement of Operations for the year ended December 29, 2013.

(6)
The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes certain adjustments recorded as a result of the adoption of fresh-start reporting in accordance with ASC Topic 852 as of the Effective Date. These fresh-start reporting adjustments resulted in a net pretax gain of $3.372 billion ($2.567 billion after taxes), including a loss of $178 million ($95 million after taxes) reflected in income (loss) from discontinued operations, net of taxes, and primarily resulted from adjusting the Predecessor’s recorded values for certain assets and liabilities to fair values in accordance with ASC Topic 805, recording related adjustments to deferred income taxes, and eliminating the Company’s accumulated other comprehensive income (loss) as of the Effective Date.

The fresh-start reporting adjustments included in the Predecessor’s statement of operations for December 31, 2012 consisted of the following items (in thousands):

Fair value adjustments to net properties	$(116,211)
Fair value adjustments to intangibles	1,186,701
Fair value adjustments to investments	1,615,075
Fair value adjustments to broadcast rights and other contracts	(234,098)
Write-off of Predecessor’s existing goodwill and establish Successor’s goodwill	1,992,594
Other fair value adjustments, net	(1,131)
Elimination of accumulated other comprehensive income (loss)	(1,070,764)
Gain from fresh-start reporting adjustments before taxes	3,372,166
Less: Income taxes attributable to fair value adjustments	(805,241)
Net gain from fresh-start reporting adjustments after taxes (1)	$2,566,925

(1) Net gain from fresh-start reporting adjustments after taxes includes a $95 million loss reflected in income (loss) from discontinued operations, net of taxes.
Property, Plant and Equipment—Property, plant and equipment was adjusted to a fair value aggregating $877 million as of the Effective Date. The fair values of property, plant and equipment were based primarily on valuations obtained from third party valuation specialists principally utilizing the cost and market valuation approaches.
Fresh-start reporting adjustments included the elimination of the Predecessor’s aggregate accumulated depreciation balance as of December 30, 2012.
Identifiable Intangible Assets—The following intangible assets were identified by Reorganized Tribune Company and recorded at fair value based on valuations obtained from third party valuation specialists: newspaper mastheads, FCC licenses, trade name, multi-system cable operator relationships, advertiser relationships, network affiliation agreements, retransmission consent agreements, database systems, customer relationships, advertiser backlogs, operating lease agreements, affiliate agreements, broadcast rights contracts, and other contracts and agreements, including real property leases. The cost, income and market valuation approaches were utilized, as appropriate, to estimate the fair values of these intangible assets. The determination of the fair values of these identifiable intangible assets resulted in a $1.187 billion net increase in intangible assets and a $227 million unfavorable contract intangible liability in the Successor’s Consolidated Balance Sheet at December 31, 2012. The contract intangible liability of $227 million includes $226 million related to net unfavorable broadcast rights contracts and approximately $1 million related to net unfavorable operating lease contracts.
Investments—Reorganized Tribune Company’s investments were adjusted to a fair value aggregating $2.224 billion as of the Effective Date. The fair value of Reorganized Tribune Company’s investments was estimated based on valuations obtained from third parties primarily using the market approach. Of the total fresh-start reporting adjustments relating to investments, $1.108 billion is attributable to Reorganized Tribune Company’s share of theoretical increases in the fair value of amortizable intangible assets had the fair value of the investments been allocated to identifiable intangible assets of the investees in accordance with ASC Topic 805. The differences between the fair value and carrying value of these intangible assets of the investees will be amortized into income on equity investments, net in Reorganized Tribune Company’s statement of operations in future periods.
Accumulated Other Comprehensive Income (Loss)—As indicated above, amounts included in the Predecessor’s accumulated other comprehensive income (loss) at December 30, 2012 were eliminated. As a result, the Company recorded $1.104 billion of previously unrecognized cumulative pretax losses in reorganization items, net and a related income tax benefit of $169 million in the Predecessor’s Consolidated Statement of Operations for December 31, 2012, exclusive of $27 million reflected in income (loss) from discontinued operations, net of taxes.

(7)
As a result of adopting fresh-start reporting, Reorganized Tribune Company established goodwill of $2.402 billion, which represents the excess of reorganization value over amounts assigned to all other assets and liabilities. The following table presents a reconciliation of the enterprise value attributed to Reorganized Tribune Company’s net assets, a determination of the total reorganization value to be allocated to Reorganized Tribune Company’s net assets and the determination of goodwill (in thousands):

Determination of goodwill:
Enterprise value of Reorganized Tribune Company	$5,194,426
Plus: Cash and cash equivalents	430,574
Plus: Fair value of liabilities (excluding debt)	3,048,280
Total reorganization value to be allocated to assets	8,673,280
Less: Fair value assigned to tangible and identifiable intangible assets	(6,271,254)
Reorganization value allocated to goodwill	$2,402,026
Predecessor liabilities at December 30, 2012 of $1.901 billion were also adjusted to fair value in the application of fresh-start reporting resulting in a net increase in liabilities of $1.147 billion (excluding the impact of the new term loan). Increases included the $969 million of deferred income taxes attributable to fair value adjustments and the $227 million contract intangible liability discussed above. These increases were partially offset by reductions in certain other liabilities, including reductions related to real estate lease obligations.

Schedule of Liabilities Subject to Compromise
The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes a net pretax gain of $4.739 billion ($4.543 billion after taxes), including a $5 million gain ($9 million loss after taxes) recorded in income (loss) from discontinued operations, net of taxes, to reflect these changes in the Predecessor’s capital structure arising from the implementation of the Plan and is comprised of the following adjustments (in thousands):

Liabilities subject to compromise on the Effective Date	$13,049,204
Less: Liabilities assumed and reinstated on the Effective Date	(169,513)
Less: Liabilities for prepetition claims to be settled subsequent to the Effective Date and other adjustments	(50,488)
Liabilities subject to compromise and settled on the Effective Date	12,829,203
Less: Cash distributions on settled claims	(3,515,996)
Less: Issuance of Common Stock and Warrants	(4,536,000)
Gain on settlement of liabilities subject to compromise	4,777,207
Less: Valuation allowance on non-interest bearing loan to the Litigation Trust	(20,000)
Less: Professional advisory fees incurred due to emergence from Chapter 11	(14,136)
Less: Other reorganization adjustments, net	(4,372)
Total reorganization adjustments before taxes	4,738,699
Less: Income taxes on reorganization adjustments	(195,400)
Net reorganization gain after taxes (1)	$4,543,299

(1)	Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.